Equity Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 17, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		16,983
Share based compensation expense		$ 106
Expected future compensation expense		$ 78
Expected future compensation expense, restricted shares vesting period		2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	16,983
Restricted shares vesting service period		3 years
2014 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance			375,000
Number of shares available for grant under stock option plan		358,017
2014 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		0	0